BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE	12 Months Ended
Dec. 31, 2021
BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE
BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE

2.BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE

The Company’s consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”), as published by the International Accounting Standards Board (“IASB”).

The accounting policies set out in note 3 were consistently applied to all years presented in these consolidated financial statements.

The numbers for the average basic and diluted shares outstanding for all the periods presented in the consolidated statements of loss and comprehensive loss have been adjusted to reflect the effect of the 1:10 share consolidation that took place on March 24, 2021.

The consolidated financial statements for the year ended December 31, 2021  were approved and authorized for publication by the Board of Directors on March 22, 2022.